WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Warrants
WARRANTS

Note 9 - WARRANTS

Common Stock Warrants classified as Equity

Public Warrants

The Company’s Public Warrants are classified as equity as of March 31, 2024 and March 31, 2023 there were 9,487,500 Public Warrants issued and outstanding.

During the three months ended March 31, 2024, no public warrants were exercised.

DRAGONFLY ENERGY HOLDINGS CORP.

Notes to Unaudited Condensed Consolidated Financial Statements

(in thousands, except share and per share data)

Note 9 - Warrants (Continued)

Common Stock Warrants classified as Liability

Private Placement Warrants

On October 7, 2022, in connection with the merger, the Company assumed the outstanding private placement warrants of CNTQ. There were no Private Placement Warrants outstanding prior to the merger. The Private Placement Warrants (the “Private Warrants”) may not be redeemed by the Company so long as the Private Placement Warrants are held by the initial purchasers, or such purchasers’ permitted transferees. The Private Warrants: (i) will be exercisable either for cash or on a cashless basis at the holders’ option and (ii) will not be redeemable by the Company, in either case as long as the Private Warrants are held by the initial purchasers or any of their permitted transferees (as prescribed in the Subscription Agreement). The Private Warrants may not be sold, transferred, assigned, pledged or hypothecated, or be the subject of any hedging, short sale, derivative, put, or call transaction that would result in the effective economic disposition of, the Private Warrants (or any securities underlying the Private Warrants) for a period of one hundred eighty (180) days following the effective date of the Registration Statement to anyone other than any member participating in the Public Offering and the officers or partners thereof, if all securities so transferred remain subject to the lock-up restriction for the remainder of the time period. During the year ended December 31, 2023, private placement warrant holders exercised 3,126,472 warrants on a cashless basis, with the Company agreeing to issue 1,100,000 shares of Common Stock in connection with such exercise. There were 1,501,386 private warrants outstanding as of March 31, 2024 and December 31, 2023, respectively. The Company accounts for the Private Warrants issued in connection with the Initial Public Offering in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the private warrants do not meet the criteria for equity treatment thereunder, each private warrant must be recorded as a liability. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liabilities will be adjusted to its current fair value, with the change in fair value recognized in the Company’s statement of operations. The Company will reassess the classification at each balance sheet date.

The private placement warrants are classified as Level 2 as the transfer of Private Placement Warrants to anyone who is not a permitted transferee would result in the Private Placement Warrants having substantially similar terms as the Public Warrants (with the exception of a different remaining life). We determined, through use of a Binomial Lattice model, that the fair value of each Private Placement Warrant less a discount for the difference in remaining life is equivalent to that of each Public Warrant.

Term Loan Warrants

In connection with the entry into the Term Loan Agreement on October 7, 2022, and as a required term and condition thereof, the Company issued (i) the penny warrants to the Term Loan Lenders exercisable to purchase an aggregate of 2,593,056 shares of Common Stock (the “Penny Warrants”) and (ii) the $10 warrants to issue warrants to the Term Loan Lenders exercisable to purchase an aggregate of 1,600,000 shares of Common Stock at $10 per share (the “$10 Warrants” and, together with the Penny Warrants, the “Term Loan Warrants”). The $10 Warrants were exercised on a cashless basis on October 10, 2022, with the Company issuing 457,142 shares of Common Stock in connection with such exercise. During the year ended December 31, 2023, Penny Warrant holders exercised 2,000,000 warrants on a cashless basis, with the Company agreeing to issue 1,996,323 shares of Common Stock in connection with such exercise. During the year ended December 31, 2023 the Company issued additional Penny Warrants to purchase 4,783 shares of Common Stock to the Term Loan Lenders in accordance with the anti-dilution provisions of the penny warrants with respect to certain sales made by the Company under the ChEF Equity Facility. In addition, pursuant to the Company’s limited waiver agreement on December 29, 2023 between the Company and the lenders and lending agent, the Company agreed to issue to the lenders additional penny warrants exercisable to purchase an aggregate 1,286,671 shares of its Common Stock. The Company concluded the Penny Warrants are not considered indexed to the Company’s Common Stock and to be accounted for as liabilities under ASC 815. As such, the estimated fair value is recognized as a liability each reporting period, with changes in the fair value recognized within income each period. There were no Term Loan Warrants outstanding prior to the merger.

DRAGONFLY ENERGY HOLDINGS CORP.

Notes to Unaudited Condensed Consolidated Financial Statements

(in thousands, except share and per share data)

Note 9 - Warrants (continued)

Common Stock Warrants classified as Liability (Continued)

The following table provides the significant inputs to the Black-Scholes method for the fair value of the Penny Warrants:

	As of March 31, 2024	As of December 31, 2023
Common stock price	$0.54	$0.54
Exercise price	0.01	0.01
Dividend yield	0%	0%
Term	8.52 -9.75	10
Volatility	96.00%	96.00%
Risk-free rate	4.20%	3.90%
Fair value	$0.54	$0.54

The following table provides the significant inputs to the Black-Scholes method for the fair value of the Investor Warrants issued in the June 2023 Offering:

	As of March 31, 2024	As of December 31, 2023
Common stock price	$0.54	$0.54
Exercise price	$2.00	$2.00
Dividend yield	0%	0%
Term	4.23	4.48
Volatility	104.00%	106.00%
Risk-free rate	4.30%	3.90%
Fair value	$0.29	$0.31

DRAGONFLY ENERGY HOLDINGS CORP.

Notes to Unaudited Condensed Consolidated Financial Statements

(in thousands, except share and per share data)

Note 9 - Warrants (continued)

Term Loan Warrants:

Common Stock Warrants
Warrants Outstanding, January 1, 2024	1,884,510
Exercise of warrants	-
Warrants issued	-
Warrants Outstanding, March 31, 2024	1,884,510

Investor Warrants:

Common Stock Warrants
Warrants Outstanding, January 1, 2023	11,131,900
Issuance of warrants	-
Exercise of warrants	-
Warrants outstanding, March 31, 2024	11,131,900

Note 10 - WARRANTS

Common Stock Warrants classified as Equity

Public Warrants

Each Public Warrant entitles the holder to the right to purchase one share of common stock at an exercise price of $11.50 per share. The Company may elect to redeem the Public Warrants subject to certain conditions, at a price of $0.01 per Public Warrant if (i) 30 days’ prior written notice of redemption is provided to the holders, and (ii) the last reported sale price of the Company’s common stock equals or exceeds $16.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders. On the Closing Date, there were 9,487,500 Public Warrants issued and outstanding.

DRAGONFLY ENERGY HOLDINGS CORP.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

(in thousands, except share and per share data)

Note 10 - Warrants (Continued)

Common Stock Warrants classified as Equity (Continued)

Public Warrants (Continued)

The measurements of the Public Warrants after the detachment of the Public Warrants from the Units are classified as Level 1 due to the use of an observable market quote in an active market under the ticker DFLIW. For periods subsequent to the detachment of the Public Warrants from the Units, the close price of the Public Warrant price was used as the fair value of the Warrants as of each relevant date.

During the year ended December 31, 2023, the Company received proceeds from public warrant exercises of $747 in exchange for 64,971 common shares. The Company did not receive any proceeds from public warrants during the year ended December 31, 2022.

June 2023 Offering (Underwriter and Investor Warrants)

In connection with the entry into the underwriting agreement as further described in Note 11 of the financial statements, (the “June 2023 Offering”) the Company issued (i) underwriters warrants to purchase up to an aggregate of 570,250 shares of Common Stock (the “Underwriters’ Warrants”) which are exercisable upon issuance and will expire on June 20, 2028. The initial exercise price of the Underwriters’ Warrants is $2.50 per share, which equals 125% of the per share public offering price in the June 2023 Offering and (ii) warrants to purchase up to 10,000,000 shares of Common Stock to the investors in the offering together with shares of Common Stock (the “Investor Warrants”), at the combined public offering price of $2.00 per share of Common Stock and accompanying Investor Warrant, less underwriting discounts and commissions. The Company also granted the underwriters a 45-day over-allotment option to purchase up to an additional 1,500,000 shares of Common Stock and/or Investor Warrants to purchase up to 1,500,000 shares of Common Stock at the public offering price per security, less underwriting discounts and commissions. The underwriters exercised their over-allotment option to purchase an additional 1,405,000 shares of Common Stock and Investor Warrants to purchase up to 1,405,000 shares of Common Stock. The Company accounts for the Investor Warrants issued in connection with the Offering in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the Investor Warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liabilities will be adjusted to its current fair value, with the change in fair value recognized in the Company’s statement of operations. The Company will reassess the classification at each balance sheet date. It was determined that the Underwriters’ Warrants were not precluded from equity treatment and have been accounted for as such.

Underwriters’ Warrants:

Common Stock Warrants
Underwriters’ Warrants Outstanding, January 1, 2023	-
Underwriters’ Warrants issued	570,250
Underwriters’ Warrants Outstanding, December 31, 2023	570,250

DRAGONFLY ENERGY HOLDINGS CORP

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

(in thousands, except share and per share data)

Note 10 - Warrants (Continued)

Common Stock Warrants classified as Liability

Private Placement Warrants

On October 7, 2022, in connection with the merger, the Company assumed the outstanding private placement warrants of CNTQ. There were no Private Placement Warrants outstanding prior to the merger. The Private Placement Warrants (the “Private Warrants”) may not be redeemed by the Company so long as the Private Placement Warrants are held by the initial purchasers, or such purchasers’ permitted transferees. The Private Warrants: (i) will be exercisable either for cash or on a cashless basis at the holders’ option and (ii) will not be redeemable by the Company, in either case as long as the Private Warrants are held by the initial purchasers or any of their permitted transferees (as prescribed in the Subscription Agreement). During the year ended December 31, 2023, private placement warrant holders exercised 3,126,472 warrants on a cashless basis, with the Company agreeing to issue 1,100,000 shares of Common Stock in connection with such exercise. There were 1,501,386 and 4,627,858 private warrants outstanding as of December 31, 2023 and 2022, respectively. The Company accounts for the Private Warrants issued in connection with the Initial Public Offering in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the private warrants do not meet the criteria for equity treatment thereunder, each private warrant must be recorded as a liability. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liabilities will be adjusted to its current fair value, with the change in fair value recognized in the Company’s statement of operations. The Company will reassess the classification at each balance sheet date.

Warrant Class	Shares	Inception Date Fair Value	Initial Recognition Date	Exercise Price	Expiration Date
Private Placement Warrants	4,627,858	1,990	10/7/2022	11.5	8/11/2026

The private placement warrants are classified as Level 2 as the transfer of Private Placement Warrants to anyone who is not a permitted transferee would result in the Private Placement Warrants having substantially similar terms as the Public Warrants (with the exception of a different remaining life). We determined, through use of a Binomial Lattice model, that the fair value of each Private Placement Warrant less a discount for the difference in remaining life is equivalent to that of each Public Warrant.

Term Loan Warrants

In connection with the entry into the Term Loan Agreement on October 7, 2022, and as a required term and condition thereof, the Company issued (i) the penny warrants to the Term Loan Lenders exercisable to purchase an aggregate of 2,593,056 shares of Common Stock (the “Penny Warrants”) and (ii) the $10 warrants to issue warrants to the Term Loan Lenders exercisable to purchase an aggregate of 1,600,000 shares of Common Stock at $10 per share (the “$10 Warrants” and, together with the Penny Warrants, the “Term Loan Warrants”). The $10 Warrants were exercised on a cashless basis on October 10, 2022, with the Company issuing 457,142 shares of Common Stock in connection with such exercise. During the year ended December 31, 2023, Penny Warrant holders exercised 2,000,000 warrants on a cashless basis, with the Company agreeing to issue 1,996,323 shares of Common Stock in connection with such exercise. During the year ended December 31, 2023 the Company issued additional Penny Warrants to purchase 4,783 shares of Common Stock to the Term Loan Lenders in accordance with the anti-dilution provisions of the penny warrants with respect to certain sales made by the Company under the ChEF Equity Facility. In addition, pursuant to the Company’s limited waiver agreement on December 29, 2023 between the Company and the lenders and lending agent, the Company agreed to issue to the lenders additional penny warrants exercisable to purchase an aggregate 1,286,671 shares of its Common Stock. The Company concluded the Penny Warrants are not considered indexed to the Company’s Common Stock and to be accounted for as liabilities under ASC 815. As such, the estimated fair value is recognized as a liability each reporting period, with changes in the fair value recognized within income each period. There were no Term Loan Warrants outstanding prior to the merger.

DRAGONFLY ENERGY HOLDINGS CORP

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

(in thousands, except share and per share data)

Note 10 - Warrants (continued)

Common Stock Warrants classified as Liability (Continued)

The following table provides the significant inputs to the Black-Scholes method for the fair value of the Penny Warrants:

	As of December 31, 2023	As of December 31, 2022
Common stock price	$0.54	$11.09
Exercise price	0.01	0.01
Dividend yield	0%	0%
Term	10	9.77
Volatility	96.00%	90.00%
Risk-free rate	3.90%	3.90%
Fair value	$0.54	$11.89

The following table provides the significant inputs to the Black-Scholes method for the fair value of the Investor Warrants issued in the June 2023 Offering:

As of December 31, 2023
Common stock price	$0.54
Exercise price	$2.00
Dividend yield	0%
Term	4.48
Volatility	106.00%
Risk-free rate	3.90%
Fair value	$0.31

The following table presents a roll-forward of the Company’s warrants from January 1, 2023 to December 31, 2023:

Private Warrants:

Common Stock Warrants
Warrants Outstanding, January 1, 2022	-
Assumed in the merger	4,627,858
Warrants Outstanding, December 31, 2022	4,627,858

Warrants Outstanding, January 1, 2023	4,627,858
Exercise of warrants	(3,126,472)
Balances, December 31, 2023	1,501,386

Public Warrants:

Common Stock Warrants
Warrants Outstanding, January 1, 2022	-
Assumed in the merger	9,487,500
Warrants Outstanding, December 31, 2022	9,487,500

Warrants Outstanding, January 1, 2023	9,487,500
Exercise of warrants	(64,971)
Balances, December 31, 2023	9,422,529

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

(in thousands, except share and per share data)

Note 10 - Warrants (continued)

Term Loan Warrants:

Common Stock Warrants
Warrants Outstanding, January 1, 2022	-
Issued in conjunction with merger	4,193,056
Exercised subsequent to the merger	(1,600,000)
Warrants Outstanding, December 31, 2022	2,593,056

Warrants Outstanding, January 1, 2023	2,593,056
Exercise of warrants	(2,000,000)
Warrants issued	1,291,454
Warrants Outstanding, December 31, 2023	1,884,510

Investor Warrants:

Common Stock Warrants
Warrants Outstanding, January 1, 2023	-
Issuance of warrants	11,405,000
Exercise of warrants	(273,100)
Warrants outstanding, December 31, 2023	11,131,900

The following table presents a roll forward of the aggregate fair values of the Company’s warrant liabilities for which fair value is determined by Level 3 Inputs. The only class of warrants that were determined to be Level 3 were the term loan and June Offering Investor Warrants.

Warrant Liability
Balances, January 1, 2022	$-
Issuance of warrants	52,956
Exercise of warrants	(16,669)
Change in fair value of warrants	(5,446)
Balances, December 31, 2022	$30,841

Balances, January 1, 2023	$30,841
Issuance of warrants	14,460
Exercise of warrants	(11,901)
Change in fair value of warrants	(28,952)
Balances, December 31, 2023	$4,448